Net Fee and commission Income - Schedule of Fee and Commission Income (Detail) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Fee and commission income [abstract]
Funds transfer	€ 736	€ 647
Securities business	316	304
Insurance broking	91	87
Asset management fees	97	63
Brokerage and advisory fees	278	270
Other	648	665
Total Fee and commission income	€ 2,164	€ 2,037